N-2	Apr. 27, 2023 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001804325
Amendment Flag	false
Entity Inv Company Type	N-2
Investment Company Act File Number	811-23555
Document Type	N-2
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	3
Entity Registrant Name	STONE RIDGE LONGEVITY RISK PREMIUM FIXED INCOME MASTER TRUST
Entity Address, Address Line One	ONE VANDERBILT AVENUE
Entity Address, Address Line Two	65TH FLOOR
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	855
Local Phone Number	609-3680
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Fund Operating Expenses

(as a percentage of net assets attributable to the common shares)

Management Fees (1)	0.60%

Other Expenses (2)	0.00%

Total Annual Expenses	0.60%

Fee Waiver and Expense Limitation (3)	0.60%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.00%

(1)
Management Fees include fees payable to Stone Ridge Asset Management LLC (the “Adviser”) for advisory services and for supervisory, administrative and other services. The Master Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in
fee structure (the “Unified Management Fee”). Pursuant to the Master Fund’s Investment Management Agreement (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of 0.60% of the Master Fund’s average daily total assets less total liabilities, other than any liability represented by outstanding Preferred Shares (as defined below). The Master Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. The Management Fee shown above is estimated for the Master Fund’s current fiscal year.

(2)
Other Expenses are based on estimated amounts for the Master Fund’s current fiscal year and include, without limitation, transaction costs, financing costs and other expenses. The estimated amount also assumes the Master Fund sells $4 billion worth of its shares.

(3)
The Adviser has contractually agreed to waive each month the portion of the Master Fund’s Management Fee attributable to the assets of each Feeder Fund invested in the Master Fund to an annualized rate of 0.00% for so long as such Feeder Fund invests substantially all of its assets in the Master Fund. This fee waiver may only be modified by the mutual consent of the Adviser and the Master Fund, including a majority of the trustees of the Master Fund who are not “interested persons” of the Master Fund (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)).

Management Fees [Percent]	0.60%	[1]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.00%	[2]
Total Annual Expenses [Percent]	0.60%
Waivers and Reimbursements of Fees [Percent]	0.60%	[3]
Net Expense over Assets [Percent]	0.00%
Expense Example [Table Text Block]
Example.
The following Example is intended to help investors understand the various costs and expenses that investors, as holders of shares, would bear directly or indirectly. The Example assumes that an investor invests $1,000 in common shares of the Master Fund for the time periods indicated. The Example also assumes that the investment has a 5% return each year and that the Master Fund’s operating expenses (as described above) remain the same. The Example should not be considered a representation of the Master Fund’s future expenses. Although an investor’s actual costs may be higher or lower, based on these assumptions an investor’s costs would be:

1 Year	3 Years	5 Years	10 Years
$0	$0	$0	$0

Expense Example, Year 01 | $	$ 0
Expense Example, Years 1 to 3 | $	0
Expense Example, Years 1 to 5 | $	0
Expense Example, Years 1 to 10 | $	$ 0
Purpose of Fee Table , Note [Text Block]	The following table describes the fees and expenses investors may pay if they buy and hold common shares of the Master Fund. Because the Master Fund has no operating history (other than for actions relating to organization and registration matters), many of these expenses are estimates.
Other Expenses, Note [Text Block]	Other Expenses are based on estimated amounts for the Master Fund’s current fiscal year and include, without limitation, transaction costs, financing costs and other expenses. The estimated amount also assumes the Master Fund sells $4 billion worth of its shares.
Management Fee not based on Net Assets, Note [Text Block]	Management Fees include fees payable to Stone Ridge Asset Management LLC (the “Adviser”) for advisory services and for supervisory, administrative and other services. The Master Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in
	fee structure (the “Unified Management Fee”). Pursuant to the Master Fund’s Investment Management Agreement (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of 0.60% of the Master Fund’s average daily total assets less total liabilities, other than any liability represented by outstanding Preferred Shares (as defined below). The Master Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. The Management Fee shown above is estimated for the Master Fund’s current fiscal year.
General Description of Registrant [Abstract]
Effects of Leverage [Text Block]
Effects of Leverage
The following table is designed to illustrate the effects of leverage through the use of senior securities (as that term is defined under Section 18 of the 1940 Act) on the total return for Common Shares, assuming Master Fund total returns (net of expenses) of -10%, -5%, 0%, 5% and 10%. The annual distribution per Preferred Share is expected to be $0.25. The annual return that the Master Fund must experience (net of expenses) in order to cover the costs of the Master Fund’s distributions to Preferred Shares is 0.59%. The figures below are hypothetical and ac tua
l returns may be greater or less than those in the table below.

Assumed Return Master Fund (net of expenses)	-10%	-5%	0%	5%	10%
Corresponding Return to Common Shares	-20.18%	-10.66%	-1.13%	8.39%	17.92%

Return at Minus Ten [Percent]	(20.18%)
Return at Minus Five [Percent]	(10.66%)
Return at Zero [Percent]	(1.13%)
Return at Plus Five [Percent]	8.39%
Return at Plus Ten [Percent]	17.92%
Effects of Leverage, Purpose [Text Block]	The following table is designed to illustrate the effects of leverage through the use of senior securities (as that term is defined under Section 18 of the 1940 Act) on the total return for Common Shares, assuming Master Fund total returns (net of expenses) of -10%, -5%, 0%, 5% and 10%. The annual distribution per Preferred Share is expected to be $0.25. The annual return that the Master Fund must experience (net of expenses) in order to cover the costs of the Master Fund’s distributions to Preferred Shares is 0.59%. The figures below are hypothetical and ac tua
	l returns may be greater or less than those in the table below.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
ITEM 10.1	CAPITAL STOCK
The Master Fund is a series of the Master Fund Trust. The Agreement and Declaration of Trust of the Master Fund Trust (the “Declaration of Trust”) authorizes the Master Fund Trust and the Master Fund to issue an unlimited number of shares of beneficial interest of each class. The initial purchase price for Shares of the Master Fund (the “Initial Purchase Price”) is $10 per Common Share and $10 per Preferred Share. Following the Initial Offering Period (as defined below), Common Shares may be sold at the net asset value (“NAV”) per Common Share, and Preferred Shares may be sold at a price per Preferred Share equal to the liquidation value of an outstanding Preferred Share at such time, or at some other price as may be determined from time to time by the Board. Shares, when issued in accordance with the Declaration of Trust, Bylaws and the Registration Statement, will be fully paid and non-assessable
by the Master Fund and, except as described below, will have no pre-emptive
or conversion rights or rights to cumulative voting.
The following description of Shares is intended only as a summary and is qualified in its entirety by reference to the full text of the Declaration of Trust and the Bylaws, each as amended, both of which are on file with the Commission.
Pre-emptive/Conversion
Rights
Shareholders of the Master Fund have no
pre-emptive
or conversion rights, except that holders of Preferred Shares have the right to convert their Preferred Shares into Common Shares at a ratio of four (4) Preferred Shares for one (1) Common Share (the “Conversion Ratio”). The Trustees may classify or reclassify any issued or unissued Shares of any class by redesignating such Shares or by setting or changing in any one or more respects, from time to time, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of repurchase of such shares. Any such classification or reclassification will comply with the provisions of the Declaration of Trust and the 1940 Act.
Determination of Net Asset Value
The NAV per Share of the Common Shares is determined by dividing the total value of the Master Fund’s portfolio investments, cash and other assets, less any liabilities (including accrued expenses or dividends and any liability represented by outstanding Preferred Shares) attributable to such class of Shares, by the total number of Shares of such class outstanding. Shares will be valued as of a particular time (the “Valuation Time”) on each day that the New York Stock Exchange (“NYSE”) opens for business
1
; provided, that the Master Fund reserves the right to calculate the NAV more or less frequently if deemed desirable. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
In accordance with the regulations governing registered investment companies, the Master Fund’s transactions in portfolio securities and purchases and sales of Shares (which bear upon the number of Shares outstanding) are generally not reflected in the NAV determined for the business day on which the transactions are effected (the trade date), but rather on the following business day.

1
The NYSE is open from Monday through Friday, 9:30 a.m. to 4:00 p.m., Eastern time. NYSE, NYSE Arca, NYSE Bonds and NYSE Arca Options markets will generally close on, and in observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Short-term debt instruments, such as U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost. Other debt securities, including U.S. government debt securities, having a remaining maturity in excess of 60 days, are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.
If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Master Fund Trust’s Valuation Committee or its delegate, then such instruments will be valued as determined in good faith by the Master Fund Trust’s Valuation Committee or its delegate.
Dividends/Distributions
The Trust intends to distribute its assets monthly, on or about the third (3 rd
) business day of the month. The amount of any distributions declared by the Trustees on the Shares of the Master Fund will be distributed according to the following order of priority (the “Distribution Waterfall”):

(i)	First , to the extent of such distribution amount, to the Preferred Shares, a per Share amount equal to 1/12 th of $0.125 (the “Preferred Distribution”);

(ii)
Second
, to the extent of the remaining amount of such distribution after the distribution in clause (i) above, to the Common Shares and the Preferred Shares ratably according to the number of Shares of the Master Fund held on the distribution date, an amount equal to (x) 0.05% of the average daily net assets of Master Fund during the relevant monthly period plus (y) any other amount declared from time to time by the Trustees for distribution for such monthly period as being payable under this clause (ii);

(iii)
Third
, to the extent of the remaining amount of such distribution after the distribution in clauses (i)-(ii) above, to the Common Shares, a per Share amount equal to (x) the Preferred Distribution multiplied by (y) the Conversion Ratio; and

(iv)
Fourth
, to the extent of the remaining amount of such distribution after the distribution in clauses (i)-(iii) above, to the Common Shares and the Preferred Shares ratably according to (x) with respect to the Common Shares, the number of Common Shares of the Master Fund outstanding on the distribution date, and (y) with respect to the Preferred Shares, the number of Preferred Shares of the Master Fund outstanding on the distribution date divided by the Conversion Ratio.

If the Master Fund’s investments do not generate sufficient income to fund its planned distributions, the Master Fund may be required to liquidate a portion of its portfolio to fund the monthly distributions, and these payments will represent a reduction of the shareholders’ principal investment. Such a disposition of assets by the Master Fund may cause the Master Fund to recognize taxable income or gain, which would be allocated to the Feeder Funds. In such case, a greater portion of distributions by the Feeder Funds may be treated as a taxable dividend for U.S. federal income tax purposes when received by Feeder Fund shareholders instead of a return of capital (which is not taxable, but reduces a shareholder’s basis in its Feeder Fund shares).
Liquidation
To the extent not previously liquidated pursuant to the Declaration of Trust, the Master Fund will liquidate on the monthly distribution date scheduled to occur in September 2048. The Master Fund does not expect there will be any Preferred Shares outstanding on the liquidation date, as all Preferred Shares are expected to have been converted to Common Shares prior to such time. Upon liquidation of the Master Fund, after paying or adequately providing for the payment of all liabilities of the Master Fund, including payment of a Liquidation Preference (as defined below)
owed to any
then-outstanding
Preferred Shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees will distribute the remaining assets of the Master Fund among the holders of the Common Shares.
The “Liquidation Preference” owed to each Preferred Share shall be an amount equal to the total of (i) the Initial Purchase Price of a Preferred Share plus (ii) the Preferred Distribution, adjusted for the number of days elapsed in the current monthly distribution period, minus (iii) the sum of all distributions paid pursuant to the second and fourth steps of the Distribution Waterfall since the inception of the Master Fund on a Preferred Share issued during the initial period during which the Master Fund will offer is Shares prior to the commencement of investment operations (the “Initial Offering Period”). The Liquidation Preference will not be less than $0.
In the event that there were no individual shareholders of any Feeder Fund surviving on the Master Fund’s liquidation date, the Declaration of Trust provides that the liquidating distribution of the Master Fund’s remaining assets on the liquidation date will be donated to a charity selected by the Board at that time.
Redemptions, Cancellations and Repurchases Generally
From time to time, the Master Fund may redeem, cancel or repurchase its Shares, all upon such terms and conditions as may be determined by the Trustees and subject to any applicable provisions of the 1940 Act or any exemption therefrom. The Master Fund may require shareholders to pay a withdrawal charge, a sales charge, or any other form of charge to the Master Fund, to the underwriter or to any other person designated by the Trustees upon redemption or repurchase of Shares (other than by means of a redemption, cancellation or repurchase pursuant to the following paragraphs in this Item) in such amount as shall be determined from time to time by the Trustees. The Master Fund may also charge a redemption or repurchase fee, payable to the Master Fund (other than by means of a redemption, cancellation or repurchase pursuant to the following paragraphs in this Item) in such amount as may be determined from time to time by the Trustees. The Trustees may from time to time specify conditions, not inconsistent with the 1940 Act or any exemption therefrom, regarding the redemption or repurchase of Shares of the Master Fund. Payment for Shares redeemed or repurchased shall be made in cash or in property out of the assets of the Master Fund, or if applicable, the relevant class of the Master Fund to the shareholder of record at such time and in the manner, not inconsistent with the 1940 Act or other applicable laws.
Redemptions
In addition to the provisions above, on or about the last business day of each February, May, August and November, the Master Fund shall redeem such amount of Shares as determined below with respect to any Feeder Fund shareholder whom the Master Fund determines has died prior to the start of the calendar quarter in which such redemption occurs and whose shares are being redeemed by such Feeder Fund. The Master Fund shall redeem Common Shares and Preferred Shares at the Common Redemption Price and the Preferred Redemption Price, respectively (each as defined below).
“Common Redemption Price” means the redemption price per Common Share equal to (i) the Initial Purchase Price for a Common Share minus (ii) the product of (x) 1/12th of $1.00 and (y) the number of distributions the Master Fund has made on Common Shares sold during its Initial Offering Period prior to the redemption; provided, however, that if the redemption price is negative pursuant to the above formula, then the redemption price shall be $0.
“Preferred Redemption Price” means the redemption price per Preferred Share equal to (i) the Initial Purchase Price for a Preferred Share minus (ii) the product of (x) 1/12th of $1.00 divided by the Conversion Ratio and (y) the number of distributions the Master Fund has made on Preferred Shares sold during its Initial Offering Period prior to the redemption; provided, however, that if the redemption price is negative pursuant to the above formula, then the redemption price shall be $0.
If the Master Fund determines that a Feeder Fund shareholder has died at a time when the Common Redemption Price is greater than $0, the Master Fund shall redeem, for each Feeder Fund share held by such shareholder, a number of Common Shares held by such Feeder Fund equal to the Underlying Common Shares. “Underlying Common Shares” means, as of any date for any Feeder Fund, the smallest number of Common Shares that (i) has an aggregate Common Redemption Price that, when added to the aggregate Preferred Redemption Price for the Underlying Preferred Shares, equals the Feeder Fund Redemption Value
2
with respect to such Feeder Fund and (ii) has an aggregate Common Distribution Amount
3
that, when added to the aggregate Preferred Distribution Amount
4
for the Underlying Preferred Shares, is equal to 1/12
th
of $1.00; provided, however, that if any Feeder Fund does not hold Common Shares on such date, then the Underlying Common Shares with respect to such Feeder Fund shall be zero (0).
If the Master Fund determines that a Feeder Fund shareholder has died at a time when the Preferred Redemption Price is greater than $0, the Master Fund shall also redeem, for each Feeder Fund share held by such shareholder, a number of Preferred Shares held by such Feeder Fund equal to the Underlying Preferred Shares. “Underlying Preferred Shares” means as of any date for any Feeder Fund, the greatest number of Preferred Shares that (i) has an aggregate Preferred Redemption Price that, when added to the aggregate Common Redemption Price for the Underlying Common Shares, equals the Feeder Fund Redemption Value with respect to such Feeder Fund and (ii) has an aggregate Preferred Distribution Amount that, when added to the aggregate Common Distribution Amount for the Underlying Common Shares, is equal to 1/12 th
of $1.00; provided, however, that if any Feeder Fund does not hold Preferred Shares on such date, then the Underlying Preferred Shares with respect to such Feeder Fund shall be zero (0).
Holders of redeemed Shares shall not be entitled to any distributions made by the Master Fund on any distribution date following such redemption.

2
“Feeder Fund Redemption Value” means, as of any date for any Feeder Fund, the redemption amount per share that would be payable by that Feeder Fund upon the death of one of its shareholders on such date; provided that if as of such date such Feeder Fund would cancel the shares of one of its shareholders upon their death, the Feeder Fund Redemption Value shall be $0.
3
“Common Distribution Amount” means, in any particular month, 1/12 th
of $1.00 with respect to each Common Share.
4
“Preferred Distribution Amount” means, in any particular month, 1/12 th
of $0.25 with respect to each Preferred Share.
Cancellations
In addition to the provisions above, upon the Master Fund’s determination that a Feeder Fund shareholder has died at a time when the Common Redemption Price is equal to or less than $0, for each Feeder Fund share held by such shareholder, a number of Common Shares held by such Feeder Fund equal to the Underlying Common Shares shall be automatically called and cancelled for no value. Upon the Master Fund’s determination that a Feeder Fund shareholder has died at a time when the Preferred Redemption Price is equal to or less than $0, for each Feeder Fund share held by such shareholder, a number of Preferred Shares held by such Feeder Fund equal to the Underlying Preferred Shares shall be automatically called and cancelled for no value. In addition, upon the Trust’s determination that a Feeder Fund has repurchased shares from one of its shareholders in a tender offer at a time when the tender offer price paid to such Feeder Fund shareholder was $0, for each Feeder Fund share tendered by such shareholder and repurchased by such Feeder Fund, a number of Preferred Shares held by such Feeder Fund equal to the Underlying Preferred Shares and a number of Common Shares equal to the Underlying Common Shares shall, in each case, be automatically called and cancelled for no value. Upon the cancellation of Shares, all rights of a Feeder Fund with respect to such cancelled Shares, including rights to any distributions made by the Master Fund, shall terminate.
Repurchases
In addition to the foregoing, the Master Fund shall repurchase Shares tendered by shareholders, subject to the Master Fund having sufficient assets to accept such tenders, beginning on the date that is nineteen (19) business days prior to the end of each February, May, August and November and ending on the first business day of the following month, or at such other times as determined by the Trustees.
The repurchase price per Common Share tendered by a shareholder shall equal the product of (i) the Common Redemption Price for that shareholder determined pursuant to “
Redemptions
” above as of the applicable repurchase date and after taking into account any distribution paid on the repurchase date, multiplied by (ii) the Market Value Adjustment (as defined below) on such repurchase date.
The repurchase price per Preferred Share tendered by a shareholder shall equal the product of (i) the Preferred Redemption Price for that shareholder determined pursuant to “
Redemptions
” above as of the applicable repurchase date and after taking into account any distribution paid on the repurchase date, multiplied by (ii) the Market Value Adjustment (as defined below) on such repurchase date.
“Market Value Adjustment” shall mean, on a given date, an amount equal to the lesser of (x) 98% and (y) a percentage determined according to the following formula:
Market Value Adjustment
= 98% – [(10
yr
CMT
t
– 10
yr
CMT
launch
) x
Duration
], where
10
yr
CMT
t
= the
10-Year
Treasury Constant Maturity Rate published each business day by the Board of Governors of the Federal Reserve System, or, if such rate ceases to be published, a successor rate reasonably determined by the Trustees (the
“10-Year
CMT”), on such repurchase date;
10
yr
CMT
launch
= the
10-Year
CMT as of the end of the
Initial Offering
Period; and
Duration =
an estimate of the duration of the periodic interest payments of a hypothetical coupon-paying U.S. Government Security with a
25-year
maturity, calculated by the Adviser as of the end of the Initial Offering Period.
Voting Rights
Under the Declaration of Trust, shareholders have the power to vote only (i) for the election of Trustees only if required by the 1940 Act; provided that, for so long as there are any Preferred Shares outstanding, (a) shareholders of Preferred Shares shall be entitled, as a separate class, to elect two Trustees and (b) if at any time dividends payable on Preferred Shares have remained unpaid in an amount equal to two full years’ dividends, shareholders of Preferred Shares shall be entitled to elect a majority of the Trustees until all dividends in arrears shall have been paid or otherwise provided for; (ii) for the removal of Trustees with or without cause by a vote of two-thirds
of the total combined net asset value of all shares of the Master Fund Trust; (iii) with respect to such additional matters relating to the Master Fund Trust or the Master Fund as may be required by federal law including the 1940 Act, or any registration of the Master Fund Trust with the Commission (or any successor agency) or any state and (iv) as the Trustees may otherwise consider necessary or desirable in their sole discretion.
In addition, the approval of holders of a majority of the outstanding Preferred Shares will be required for certain corporate actions with respect to the Master Fund Trust or the Master Fund, such as a plan of reorganization that adversely affects the Preferred Shares and certain other matters as described below under “
Anti-Takeover Provisions
.” For purposes of the foregoing, the vote of a “majority of the outstanding Preferred Shares” of the Master Trust or the Master Fund, as applicable, means the vote of (i) 67% or more of such Preferred Shares of the Master Fund Trust or the Master Fund, as applicable, present at a meeting, if the shareholders of more than 50% of such Preferred Shares of the Master Fund Trust or the Master Fund, as applicable, are present or represented by proxy at such meeting, or (ii) more than 50% of such Preferred Shares of the Master Fund Trust or the Master Fund, as applicable, whichever is less.
Liability/Indemnification
The Declaration of Trust provides for indemnification out of Master Fund property for all loss and expense of any shareholder or former shareholder held personally liable for the obligations of the Master Fund solely by reason of such person’s status as a shareholder or former shareholder.
Anti-Takeover Provisions.
The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Master Fund, convert the Master Fund to open-end
status or to change the composition of the Board by discouraging a third party from seeking to obtain control of the Master Fund. These provisions may have the effect of discouraging attempts to acquire control of the Master Fund, which attempts could have the effect of increasing the expenses of the Master Fund and interfering with the normal operation of the Master Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining Trustees or by a vote of the holders of at least two-thirds
of the class of Shares of the Master Fund that are entitled to elect a Trustee and that are entitled to vote on the matter.
The affirmative vote of the shareholders holding at least a majority of the outstanding Preferred Shares of the Master Fund, voting as a separate class, is required (A) to approve any conversion of the Master Fund from a closed-end
to an
open-end
investment company, (B) to approve any plan of reorganization (as such term is used in the 1940 Act) relating to the Master Fund adversely affecting the Preferred Shares, or (C) to approve any other action relating to the Master Fund requiring a vote of security holders under Section 13(a) of the 1940 Act.
Except as described above, the Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Master Fund’s assets or liquidation. Reference should be made to the Declaration of Trust on file with the Commission for the full text of these provisions.

Security Dividends [Text Block]
Dividends/Distributions
The Trust intends to distribute its assets monthly, on or about the third (3 rd
) business day of the month. The amount of any distributions declared by the Trustees on the Shares of the Master Fund will be distributed according to the following order of priority (the “Distribution Waterfall”):

(i)	First , to the extent of such distribution amount, to the Preferred Shares, a per Share amount equal to 1/12 th of $0.125 (the “Preferred Distribution”);

(ii)
Second
, to the extent of the remaining amount of such distribution after the distribution in clause (i) above, to the Common Shares and the Preferred Shares ratably according to the number of Shares of the Master Fund held on the distribution date, an amount equal to (x) 0.05% of the average daily net assets of Master Fund during the relevant monthly period plus (y) any other amount declared from time to time by the Trustees for distribution for such monthly period as being payable under this clause (ii);

(iii)
Third
, to the extent of the remaining amount of such distribution after the distribution in clauses (i)-(ii) above, to the Common Shares, a per Share amount equal to (x) the Preferred Distribution multiplied by (y) the Conversion Ratio; and

(iv)
Fourth
, to the extent of the remaining amount of such distribution after the distribution in clauses (i)-(iii) above, to the Common Shares and the Preferred Shares ratably according to (x) with respect to the Common Shares, the number of Common Shares of the Master Fund outstanding on the distribution date, and (y) with respect to the Preferred Shares, the number of Preferred Shares of the Master Fund outstanding on the distribution date divided by the Conversion Ratio.

If the Master Fund’s investments do not generate sufficient income to fund its planned distributions, the Master Fund may be required to liquidate a portion of its portfolio to fund the monthly distributions, and these payments will represent a reduction of the shareholders’ principal investment. Such a disposition of assets by the Master Fund may cause the Master Fund to recognize taxable income or gain, which would be allocated to the Feeder Funds. In such case, a greater portion of distributions by the Feeder Funds may be treated as a taxable dividend for U.S. federal income tax purposes when received by Feeder Fund shareholders instead of a return of capital (which is not taxable, but reduces a shareholder’s basis in its Feeder Fund shares).

Security Voting Rights [Text Block]
Voting Rights
Under the Declaration of Trust, shareholders have the power to vote only (i) for the election of Trustees only if required by the 1940 Act; provided that, for so long as there are any Preferred Shares outstanding, (a) shareholders of Preferred Shares shall be entitled, as a separate class, to elect two Trustees and (b) if at any time dividends payable on Preferred Shares have remained unpaid in an amount equal to two full years’ dividends, shareholders of Preferred Shares shall be entitled to elect a majority of the Trustees until all dividends in arrears shall have been paid or otherwise provided for; (ii) for the removal of Trustees with or without cause by a vote of two-thirds
of the total combined net asset value of all shares of the Master Fund Trust; (iii) with respect to such additional matters relating to the Master Fund Trust or the Master Fund as may be required by federal law including the 1940 Act, or any registration of the Master Fund Trust with the Commission (or any successor agency) or any state and (iv) as the Trustees may otherwise consider necessary or desirable in their sole discretion.
In addition, the approval of holders of a majority of the outstanding Preferred Shares will be required for certain corporate actions with respect to the Master Fund Trust or the Master Fund, such as a plan of reorganization that adversely affects the Preferred Shares and certain other matters as described below under “
Anti-Takeover Provisions
.” For purposes of the foregoing, the vote of a “majority of the outstanding Preferred Shares” of the Master Trust or the Master Fund, as applicable, means the vote of (i) 67% or more of such Preferred Shares of the Master Fund Trust or the Master Fund, as applicable, present at a meeting, if the shareholders of more than 50% of such Preferred Shares of the Master Fund Trust or the Master Fund, as applicable, are present or represented by proxy at such meeting, or (ii) more than 50% of such Preferred Shares of the Master Fund Trust or the Master Fund, as applicable, whichever is less.

Security Liquidation Rights [Text Block]
Liquidation
To the extent not previously liquidated pursuant to the Declaration of Trust, the Master Fund will liquidate on the monthly distribution date scheduled to occur in September 2048. The Master Fund does not expect there will be any Preferred Shares outstanding on the liquidation date, as all Preferred Shares are expected to have been converted to Common Shares prior to such time. Upon liquidation of the Master Fund, after paying or adequately providing for the payment of all liabilities of the Master Fund, including payment of a Liquidation Preference (as defined below)
owed to any
then-outstanding
Preferred Shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees will distribute the remaining assets of the Master Fund among the holders of the Common Shares.
The “Liquidation Preference” owed to each Preferred Share shall be an amount equal to the total of (i) the Initial Purchase Price of a Preferred Share plus (ii) the Preferred Distribution, adjusted for the number of days elapsed in the current monthly distribution period, minus (iii) the sum of all distributions paid pursuant to the second and fourth steps of the Distribution Waterfall since the inception of the Master Fund on a Preferred Share issued during the initial period during which the Master Fund will offer is Shares prior to the commencement of investment operations (the “Initial Offering Period”). The Liquidation Preference will not be less than $0.
In the event that there were no individual shareholders of any Feeder Fund surviving on the Master Fund’s liquidation date, the Declaration of Trust provides that the liquidating distribution of the Master Fund’s remaining assets on the liquidation date will be donated to a charity selected by the Board at that time.

Outstanding Securities [Table Text Block]
ITEM 10.5.	OUTSTANDING SECURITIES.
As of the date of this filing, the following number of shares of the Master Fund was authorized and outstanding:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by the Master Fund for its Account	Amount Outstanding Exclusive of Amount Held by Master Fund for its Account

Common Shares	unlimited	0	1

Preferred Shares	unlimited	0	1

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	ONE VANDERBILT AVE
Entity Address, Address Line Two	65TH FLOOR
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
Contact Personnel Name	STONE RIDGE LONGEVITY RISK PREMIUM FIXED INCOME MASTER TRUST
Common shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to the common shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	1
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Preferred Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	1

[1]	Management Fees include fees payable to Stone Ridge Asset Management LLC (the “Adviser”) for advisory services and for supervisory, administrative and other services. The Master Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Master Fund’s Investment Management Agreement (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of 0.60% of the Master Fund’s average daily total assets less total liabilities, other than any liability represented by outstanding Preferred Shares (as defined below). The Master Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. The Management Fee shown above is estimated for the Master Fund’s current fiscal year.
[2]	Other Expenses are based on estimated amounts for the Master Fund’s current fiscal year and include, without limitation, transaction costs, financing costs and other expenses. The estimated amount also assumes the Master Fund sells $4 billion worth of its shares.
[3]	The Adviser has contractually agreed to waive each month the portion of the Master Fund’s Management Fee attributable to the assets of each Feeder Fund invested in the Master Fund to an annualized rate of 0.00% for so long as such Feeder Fund invests substantially all of its assets in the Master Fund. This fee waiver may only be modified by the mutual consent of the Adviser and the Master Fund, including a majority of the trustees of the Master Fund who are not “interested persons” of the Master Fund (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)).